Class A, B, C, R and Y | Invesco Small Cap Equity Fund
Fund Summary
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class A, B, C, R and Y Invesco Small Cap Equity Fund	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class A, B, C, R and Y Invesco Small Cap Equity Fund	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.73%	0.73%	0.73%	0.73%	0.73%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	none
Other Expenses	0.36%	0.36%	0.36%	0.36%	0.36%
Total Annual Fund Operating Expenses	1.34%	2.09%	2.09%	1.59%	1.09%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Class A, B, C, R and Y Invesco Small Cap Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	679	951	1,244	2,074
Class B	712	955	1,324	2,229
Class C	312	655	1,124	2,421
Class R	162	502	866	1,889
Class Y	111	347	601	1,329

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Class A, B, C, R and Y Invesco Small Cap Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	679	951	1,244	2,074
Class B	212	655	1,124	2,229
Class C	212	655	1,124	2,421
Class R	162	502	866	1,889
Class Y	111	347	601	1,329

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization issuers. The principal type of equity securities in which the Fund invests is common stock.

The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2012, the capitalization of companies in the Russell 2000® Index ranged from $27 million to $4.7 billion.

The Fund may also invest up to 25% of its net assets in foreign securities.

In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that aligns the Fund with the S&P Small Cap 600 Index, which the portfolio managers believe represents the small cap core asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.
  Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with management. The goal is to find high quality, fundamentally sound issuers operating in an attractive industry
  Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon
  Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a security shows signs of deterioration, it will not be considered as a candidate for the portfolio
The portfolio managers consider selling a security if the investment thesis for owning the security is no longer valid, the stock reaches its price target or timeliness factors indicate that the risk/return characteristics of the stock as viewed in the market are no longer attractive.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares year-to-date (ended March 28, 2013): 12.54% Best Quarter (ended June 30, 2003): 20.30% Worst Quarter (ended December 31, 2008): -23.70%
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Class A, B, C, R and Y Invesco Small Cap Equity Fund		1 Year	5 Years	10 Years	Inception Date
Class A shares:		7.26%	2.53%	9.00%	Aug. 31, 2000
Class A shares: Return After Taxes on Distributions		6.56%	2.35%	8.25%	Aug. 31, 2000
Class A shares: Return After Taxes on Distributions and Sale of Fund Shares		5.61%	2.14%	7.81%	Aug. 31, 2000
Class B shares:		7.68%	2.57%	8.98%	Aug. 31, 2000
Class C shares:		11.68%	2.93%	8.82%	Aug. 31, 2000
Class R shares:		13.30%	3.46%	9.36%	Jun. 03, 2002
Class Y shares:	[1]	13.79%	3.94%	9.75%	Oct. 03, 2008
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	7.10%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)		16.35%	3.56%	9.72%
Lipper Small-Cap Core Funds Index		15.94%	3.96%	9.70%
[1]	Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.